Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income / (loss) for the year	$ 27,905	$ 24,490	$ (68,521)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	(22,492)	4,434	1,973
Comprehensive income / (loss) for the year	5,413	28,924	(66,548)
Comprehensive income / (loss) attributable to Despegar.com, Corp.	$ 5,413	$ 28,924	$ (66,548)